Investments (Details 3) - Fixed maturity [Member] - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Amortized Cost Basis, Fiscal Year Maturity [Abstract]
One year or less	$ 600	$ 551
After one year through five years	3,350	2,645
After five years through ten years	9,050	7,194
After ten years	3,584	3,783
Fixed maturities amortized cost, Subtotal	16,584	14,173
ABS (average life of approximately 4-1/2 years)	3,292	2,773
MBS (average life of approximately 4 years)	4,377	4,874
Amortized Cost	24,253	21,820
Fair Value, Fiscal Year Maturity [Abstract]
One year or less	609	564
After one year through five years	3,594	2,886
After five years through ten years	9,245	7,545
After ten years	3,698	3,999
Fixed maturities fair value, Subtotal	17,146	14,994
ABS (average life of approximately 4-1/2 years)	3,316	2,788
MBS (average life of approximately 4 years)	4,739	5,319
Fair Value	$ 25,201	$ 23,101
Fair Value Percent, Fiscal Year Maturity [Abstract]
One year or less	2.00%	2.00%
After one year through five years	14.00%	13.00%
After five years through ten years	37.00%	33.00%
After ten years	15.00%	17.00%
Fixed maturities fair value, Subtotal, Percent	68.00%	65.00%
ABS (average life of approximately 4-1/2 years)	13.00%	12.00%
MBS (average life of approximately 4 years)	19.00%	23.00%
Fair value, Total, Percent	100.00%	100.00%